Pay vs Performance Disclosure - USD ($)	4 Months Ended			12 Months Ended
	Mar. 31, 2021	Dec. 01, 2020	Aug. 04, 2020	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Modine and the HCC Committee strive for alignment between executive compensation and company performance, which we expect will enhance shareholder return over the long-term. This pay-for-performance philosophy is reflected in the design of the compensation program that uses a mix of cash and equity vehicles plus incentives that are tied to strong financial and operational performance measures.

Pay versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Securities Act, we are providing the following information about the relationship between Compensation Actually Paid” (“CAP”) to our CEOs, or principal executive officers (“PEOs”), and our other NEOs as compared to the Company’s total shareholder return (TSR), the TSR of our selected peer group, our GAAP net income, and our Company-selected performance measure, Adjusted EBITDA. For further information concerning the Company’s performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis of this proxy statement.

2024 Pay vs. Performance Table

	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (2)	Summary Compensation Table Total for Third PEO (3)	Compensation Actually Paid to First PEO (1)(4)	Compensation Actually Paid to Second PEO (2)(4)	Compensation Actually Paid to Third PEO (3)(4)	Average Summary Compensation Table Total for Other NEOs (5)	Average Compensation Actually Paid to Other NEOs (4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM) (7)	Adjusted EBITDA ($MM) (8)

Year									MOD TSR (6)	Peer Group TSR (6)
2024	$8,505,827	N/A	N/A	$39,819,460	N/A	N/A	$2,318,983	$11,394,298	$2,928.9	$275.7	$161.5	$314.3
2023	$4,824,132	N/A	N/A	$8,200,158	N/A	N/A	$2,138,078	$3,658,664	$709.2	$203.7	$153.1	$212.1
2022	$2,013,440	N/A	N/A	$712,768	N/A	N/A	$914,617	$246,552	$277.2	$195.7	$85.2	$158.8
2021	$2,931,370	$1,828,486	$5,838,871	$3,685,253	$4,207,179	$5,556,770	$1,164,622	$1,789,683	$454.5	$187.6	($210.7)	$164.8

(1)	“First PEO” reflects compensation for Modine’s current CEO, Neil Brinker, who assumed the role on December 1, 2020.

(2)	“Second PEO” reflects compensation for Michael Lucareli, who served as interim CEO from August 4, 2020, until December 1, 2020, as well as CFO for the entire fiscal year 2021.

(3)	“Third PEO” reflects compensation for Modine’s former CEO, Thomas Burke, who served in the role until August 4, 2020.

(4)	CAP reflects the SEC methodology, with adjustments for calculating CAP from Summary Compensation Table (“SCT”) values provided in the table below.

(5)	NEOs used for the average non-CEO NEO for each fiscal year are as follows:

−	2024: Michael Lucareli, Eric McGinnis, Adrian Peace and Brian Agen.

−	2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.

−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.

−	2021: Sylvia Stein, Matthew McBurney, Joel Casterton, and Scott Bowser. Mr. Lucareli was not included in this year’s average as he served as interim CEO during this year.

(6)	Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation). Peer group TSR for all years reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2024 annual report on Form 10-K; this is changed from the S&P SmallCap Industrials Index used in last year’s disclosure. In 2024, based upon the Company’s higher market capitalization as compared with the prior year, the Company determined the S&P MidCap 400 Industrials Index was more representative of its business. Had we used the values for the S&P SmallCap 600 Industrials Index for peer group TSR, the values would have been: 2021 = $195.4; 2022 = $195.4; 2023 = $204.5; and 2024 = $274.4.

(7)	Net Income reflects net earnings (loss) attributable to Modine, as disclosed in our financial statements.

(8)	Adjusted EBITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(1)	“First PEO” reflects compensation for Modine’s current CEO, Neil Brinker, who assumed the role on December 1, 2020.

(2)	“Second PEO” reflects compensation for Michael Lucareli, who served as interim CEO from August 4, 2020, until December 1, 2020, as well as CFO for the entire fiscal year 2021.

(3)	“Third PEO” reflects compensation for Modine’s former CEO, Thomas Burke, who served in the role until August 4, 2020.

(5)	NEOs used for the average non-CEO NEO for each fiscal year are as follows:

−	2024: Michael Lucareli, Eric McGinnis, Adrian Peace and Brian Agen.

−	2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.

−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.

−	2021: Sylvia Stein, Matthew McBurney, Joel Casterton, and Scott Bowser. Mr. Lucareli was not included in this year’s average as he served as interim CEO during this year.

Peer Group Issuers, Footnote
(6)	Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation). Peer group TSR for all years reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2024 annual report on Form 10-K; this is changed from the S&P SmallCap Industrials Index used in last year’s disclosure. In 2024, based upon the Company’s higher market capitalization as compared with the prior year, the Company determined the S&P MidCap 400 Industrials Index was more representative of its business. Had we used the values for the S&P SmallCap 600 Industrials Index for peer group TSR, the values would have been: 2021 = $195.4; 2022 = $195.4; 2023 = $204.5; and 2024 = $274.4.

Changed Peer Group, Footnote
(6)	Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation). Peer group TSR for all years reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2024 annual report on Form 10-K; this is changed from the S&P SmallCap Industrials Index used in last year’s disclosure. In 2024, based upon the Company’s higher market capitalization as compared with the prior year, the Company determined the S&P MidCap 400 Industrials Index was more representative of its business. Had we used the values for the S&P SmallCap 600 Industrials Index for peer group TSR, the values would have been: 2021 = $195.4; 2022 = $195.4; 2023 = $204.5; and 2024 = $274.4.

Adjustment To PEO Compensation, Footnote

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
Year	Executive	SCT Total	Deduct SCT Change In Pension Value	Add Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year-End Fair Value of Unvested Equity Granted in Year	Add Fair Value Of Equity Vested and Granted in Year	Add Change in Fair Value of Unvested Awards Granted in Prior Years	Add Change in Fair Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	Total CAP (1)
2024	First PEO (Brinker)	$8,505,827	NA	$0	($3,675,008)	$23,073,770	$0	$11,109,400	$805,470	$0	$0	$39,819,460
	Avg. Non-PEO NEO	$2,318,983	($956)	$0	($773,249)	$4,854,880	$0	$4,121,144	$873,495	$0	$0	$11,394,298
2023	First PEO (Brinker)	$4,824,132	N/A	$0	($1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	($780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	($1,147,900)	$540,677	$0	($398,489)	($294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	($408,039)	$169,336	$26,867	($259,562)	($119,480)	($77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	($2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	($14,691)	$0	($780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	($514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	($8,278)	$0	($278,776)	$494,382	$0	$345,139	$81,547	($8,952)	$0	$1,789,683

(1)	Columns may not sum due to rounding.

Non-PEO NEO Average Total Compensation Amount				$ 2,318,983	$ 2,138,078	$ 914,617	$ 1,164,622
Non-PEO NEO Average Compensation Actually Paid Amount				$ 11,394,298	3,658,664	246,552	1,789,683
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
Year	Executive	SCT Total	Deduct SCT Change In Pension Value	Add Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year-End Fair Value of Unvested Equity Granted in Year	Add Fair Value Of Equity Vested and Granted in Year	Add Change in Fair Value of Unvested Awards Granted in Prior Years	Add Change in Fair Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	Total CAP (1)
2024	First PEO (Brinker)	$8,505,827	NA	$0	($3,675,008)	$23,073,770	$0	$11,109,400	$805,470	$0	$0	$39,819,460
	Avg. Non-PEO NEO	$2,318,983	($956)	$0	($773,249)	$4,854,880	$0	$4,121,144	$873,495	$0	$0	$11,394,298
2023	First PEO (Brinker)	$4,824,132	N/A	$0	($1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	($780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	($1,147,900)	$540,677	$0	($398,489)	($294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	($408,039)	$169,336	$26,867	($259,562)	($119,480)	($77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	($2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	($14,691)	$0	($780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	($514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	($8,278)	$0	($278,776)	$494,382	$0	$345,139	$81,547	($8,952)	$0	$1,789,683

(1)	Columns may not sum due to rounding.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

◾	CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

◾	CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not always moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

◾	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 4-year period as well as over the latest year.

CAP vs. Modine TSR and Peer Group TSR (1)

(1)	Peer Group TSR reflects values for the S&P MidCap 400 Industrials Index

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

◾	CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

◾	CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not always moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

◾	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 4-year period as well as over the latest year.

CAP vs. Modine Net Income and Adjusted EBITDA

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

◾	CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

◾	CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not always moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

◾	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 4-year period as well as over the latest year.

CAP vs. Modine Net Income and Adjusted EBITDA

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

◾	CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

◾	CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not always moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

◾	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 4-year period as well as over the latest year.

CAP vs. Modine TSR and Peer Group TSR (1)

(1)	Peer Group TSR reflects values for the S&P MidCap 400 Industrials Index

Tabular List, Table

Tabular List Metrics

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance over the fiscal year ending March 31,2024. These measures are used to determine payouts for our annual incentive plan, our long-term performance cash plan, and our long-term performance share plan. For more information on our incentive plan measures and goals, refer to the Compensation Discussion and Analysis section of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Metrics

Adjusted EBITDA Growth

Adjusted EBITDA Margin

Cash Flow ROI

Total Shareholder Return Amount				$ 2,928.9	709.2	277.2	454.5
Peer Group Total Shareholder Return Amount				275.7	203.7	195.7	187.6
Net Income (Loss)				$ 161,500,000	$ 153,100,000	$ 85,200,000	$ (210,700,000)
Company Selected Measure Amount				314,300,000	212,100,000	158,800,000	164,800,000
PEO Name	Neil Brinker	Michael Lucareli	Thomas Burke	Neil Brinker	Neil Brinker	Neil Brinker
Previous Peer Group Total Shareholder Return Amount				$ 274.4	$ 204.5	$ 195.4	$ 195.4
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA Growth
Non-GAAP Measure Description
(8)	Adjusted EBITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments.

Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Cash Flow ROI
Neil Brinker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,505,827	$ 4,824,132	$ 2,013,440	$ 2,931,370
PEO Actually Paid Compensation Amount				39,819,460	8,200,158	712,768	3,685,253
Michael Lucareli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,828,486
PEO Actually Paid Compensation Amount							4,207,179
Thomas Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							5,838,871
PEO Actually Paid Compensation Amount							5,556,770
PEO | Neil Brinker [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Neil Brinker [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,675,008)	(1,485,011)	(1,147,900)	(2,222,258)
PEO | Neil Brinker [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				23,073,770	3,070,765	540,677	2,169,102
PEO | Neil Brinker [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	807,039
PEO | Neil Brinker [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,109,400	1,195,145	(398,489)	0
PEO | Neil Brinker [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				805,470	595,127	(294,961)	0
PEO | Neil Brinker [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Neil Brinker [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Michael Lucareli [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Michael Lucareli [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(780,213)
PEO | Michael Lucareli [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,007,439
PEO | Michael Lucareli [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Michael Lucareli [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							953,896
PEO | Michael Lucareli [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							212,262
PEO | Michael Lucareli [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Michael Lucareli [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Michael Lucareli [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(14,691)
PEO | Thomas Burke [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Thomas Burke [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Thomas Burke [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Thomas Burke [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Thomas Burke [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Thomas Burke [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							232,007
PEO | Thomas Burke [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(514,108)
PEO | Thomas Burke [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(773,249)	(780,496)	(408,039)	(278,776)
Non-PEO NEO | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,854,880	1,417,493	169,336	494,382
Non-PEO NEO | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	26,867	0
Non-PEO NEO | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,121,144	717,756	(259,562)	345,139
Non-PEO NEO | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				873,495	165,833	(119,480)	81,547
Non-PEO NEO | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(77,187)	(8,952)
Non-PEO NEO | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (956)	$ 0	$ 0	$ (8,278)